Property, plant and equipment - Schedule of Property, Plant and Equipment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	€ 9,386	€ 8,384
Increases	(1,101)	1,044
Decreases	(14)	(42)
Other movements and transfers	(12)	0
Currency translation	(4)
Property, plant and equipment at end of period	8,256	9,386
Gross book value of tangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	13,197	10,768
Increases	515	2,522
Decreases	(57)	(64)
Other movements and transfers	(15)	(29)
Currency translation	(11)
Property, plant and equipment at end of period	13,630	13,197
Gross book value of tangible assets | Fixtures, fittings and installations
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	3,297	2,480
Increases	16	815
Decreases	0	0
Other movements and transfers	0	2
Currency translation	0
Property, plant and equipment at end of period	3,313	3,297
Gross book value of tangible assets | Right of use – Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	6,766	5,416
Increases	418	1,349
Decreases	(14)	0
Other movements and transfers	0	0
Currency translation	0
Property, plant and equipment at end of period	7,171	6,766
Gross book value of tangible assets | Technical equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	2,019	1,925
Increases	42	120
Decreases	0	0
Other movements and transfers	0	(25)
Currency translation	0
Property, plant and equipment at end of period	2,061	2,019
Gross book value of tangible assets | Office and IT equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	957	828
Increases	37	145
Decreases	(1)	(13)
Other movements and transfers	0	(4)
Currency translation	(4)
Property, plant and equipment at end of period	988	957
Gross book value of tangible assets | Transport equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	34	33
Increases	0	0
Decreases	0	0
Other movements and transfers	0	0
Currency translation	(3)
Property, plant and equipment at end of period	31	34
Gross book value of tangible assets | Right of use – Transport equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	115	83
Increases	0	82
Decreases	(41)	(51)
Other movements and transfers	(5)	0
Currency translation	(4)
Property, plant and equipment at end of period	65	115
Gross book value of tangible assets | Tangible assets in progress
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	11	0
Increases	1	11
Decreases	0	0
Other movements and transfers	(11)	0
Currency translation	0
Property, plant and equipment at end of period	1	11
Gross book value of tangible assets | Prepayments on tangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0	2
Increases	0	0
Decreases	0	0
Other movements and transfers	0	(2)
Currency translation	0
Property, plant and equipment at end of period	0	0
Accumulated depreciation of tangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(3,811)	(2,384)
Increases	(1,616)	(1,478)
Decreases	43	22
Other movements and transfers	4	29
Currency translation	6
Property, plant and equipment at end of period	(5,374)	(3,811)
Accumulated depreciation of tangible assets | Fixtures, fittings and installations
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(1,001)	(750)
Increases	(320)	(251)
Decreases	0	0
Other movements and transfers	0	0
Currency translation	0
Property, plant and equipment at end of period	(1,320)	(1,001)
Accumulated depreciation of tangible assets | Right of use – Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(829)	0
Increases	(911)	(829)
Decreases	0	0
Other movements and transfers	2	0
Currency translation	0
Property, plant and equipment at end of period	(1,739)	(829)
Accumulated depreciation of tangible assets | Technical equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(1,272)	(1,123)
Increases	(194)	(175)
Decreases	0	0
Other movements and transfers	0	25
Currency translation	0
Property, plant and equipment at end of period	(1,466)	(1,272)
Accumulated depreciation of tangible assets | Office and IT equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(629)	(483)
Increases	(157)	(162)
Decreases	1	12
Other movements and transfers	0	4
Currency translation	2
Property, plant and equipment at end of period	(783)	(629)
Accumulated depreciation of tangible assets | Transport equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(34)	(28)
Increases	0	(6)
Decreases	0	0
Other movements and transfers	1	0
Currency translation	3
Property, plant and equipment at end of period	(31)	(34)
Accumulated depreciation of tangible assets | Right of use – Transport equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(45)	0
Increases	(35)	(55)
Decreases	42	10
Other movements and transfers	0	0
Currency translation	1
Property, plant and equipment at end of period	€ (36)	€ (45)